Label	Element	Value
Morgan Stanley Mortgage Securities Trust
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Summary Prospectus and
Prospectus Supplement

May 1, 2024

Morgan Stanley Mortgage Securities Trust

Supplement dated May 1, 2024 to the Morgan Stanley Mortgage Securities Trust Summary Prospectus and Prospectus dated February 28, 2024

Morgan Stanley Mortgage Securities Trust
(the "Fund")

Risk/Return [Heading]	rr_RiskReturnHeading	Morgan Stanley Mortgage Securities Trust